Income Taxes (Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Income Tax Disclosure [Abstract]
U.S. statutory rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal tax benefits	2.50%	1.80%	2.50%
Benefit of federal income tax credits	(11.10%)	(8.30%)	(8.70%)
Other, net	(1.10%)	(2.40%)	(3.70%)
Effective income tax rate	25.30%	26.10%	25.10%